UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Altavista Wealth Management, Inc.
Address:  Two Town Square Blvd. Suite 315
          Asheville, NC 28803

Form 13F File Number:  028-13966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christine B. Nelson
Title:    Director of Operations
Phone:    828-684-2600

Signature, Place, and Date of Signing:


     /s/ Christine B. Nelson          Asheville, NC           February 15, 2011
     -----------------------          -------------           -----------------
           [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          120
                                         -----------

Form 13F Information Table Value Total:  $   124,454
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------  ----------   --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                           VALUE    SHRS OR  SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION   MANAGERS  SOLE   SHARED  NONE
-----------------------------  --------------  ---------  --------  -------  ----  ----  ----------   --------  ----   ------  ----
Exxon Mobil Corp.                COM           30231G102    7,331   100,259  SH          SOLE                          SOLE
Pepsi Co                         COM           713448108    5,349    81,879  SH          SOLE                          SOLE
General Electric Co.             COM           369604103    4,702   257,056  SH          SOLE                          SOLE
Qualcomm Inc                     COM           747525103    4,242    28,778  SH          SOLE                          SOLE
Intel Corp                       COM           458140100    4,199   199,653  SH          SOLE                          SOLE
iShares MSCI Emrg Mkt Fd         COM           464287234    3,749    78,688  SH          SOLE                          SOLE
Berkshire Hathaway B             COM           084670702    3,686    46,010  SH          SOLE                          SOLE
Lowes Companies Inc              COM           548661107    3,257   129,851  SH          SOLE                          SOLE
Johnson & Johnson                COM           478160104    3,165    51,176  SH          SOLE                          SOLE
Cisco Systems Inc                COM           17275R102    3,116   154,039  SH          SOLE                          SOLE
Procter & Gamble                 COM           742718109    2,853    44,345  SH          SOLE                          SOLE
Microsoft Corp                   COM           594918104    2,764    99,033  SH          SOLE                          SOLE
Lincoln National Corp            COM           534187109    2,538    91,263  SH          SOLE                          SOLE
Wal-Mart Stores Inc              COM           931142103    2,471    45,823  SH          SOLE                          SOLE
Sysco Corp                       COM           871829107    2,135    72,611  SH          SOLE                          SOLE
McDonalds Corp                   COM           580135101    2,120    27,615  SH          SOLE                          SOLE
Emerson Electric                 COM           291011104    2,091    36,583  SH          SOLE                          SOLE
Automatic Data Processing        COM           053015103    1,966    42,471  SH          SOLE                          SOLE
Wells Fargo & Co New             COM           949746101    1,871    60,619  SH          SOLE                          SOLE
Stryker                          COM           863667101    1,831    34,099  SH          SOLE                          SOLE
Streettracks Gold TRUST          COM           78463V107    1,803    12,997  SH          SOLE                          SOLE
Conoco-Phillips                  COM           20825C104    1,708    25,087  SH          SOLE                          SOLE
General Mills Inc                COM           370334104    1,650    46,358  SH          SOLE                          SOLE
Sigma Aldrich Corp               COM           826552101    1,502    22,564  SH          SOLE                          SOLE
Deere & Co                       COM           244199105    1,502    18,081  SH          SOLE                          SOLE
Baxter International Inc         COM           071813109    1,466    28,969  SH          SOLE                          SOLE
Pfizer Incorporated              COM           717081103    1,446    82,579  SH          SOLE                          SOLE
Intl Business Machines           COM           459200101    1,302     8,874  SH          SOLE                          SOLE
iShares Barclay Tips             COM           464287176    1,274    11,846  SH          SOLE                          SOLE
Walt Disney Co                   COM           254687106    1,222    32,586  SH          SOLE                          SOLE
Verizon Communications           COM           92343V104    1,145    31,992  SH          SOLE                          SOLE
Amgen, Inc.                      COM           031162100    1,096    19,955  SH          SOLE                          SOLE
Vanguard Emerging Markets        COM           922042858    1,086    22,560  SH          SOLE                          SOLE
Freeport Mcmorn Cp&Gld B         COM           35671D857    1,028     8,561  SH          SOLE                          SOLE
AT&T                             COM           00206R102    1,011    34,420  SH          SOLE                          SOLE
Oracle Corporation               COM           68389X105    1,001    31,967  SH          SOLE                          SOLE
American Intl Group Inc          COM           026874784      911    15,813  SH          SOLE                          SOLE
ChevronTexaco Corp.              COM           166764100      884     9,689  SH          SOLE                          SOLE
Blackrock Global Energy          COM           09250U101      873    30,370  SH          SOLE                          SOLE
Corning Inc                      COM           219350105      797    41,258  SH          SOLE                          SOLE
iShares S&P North Amer Natural   COM           464287374      791    18,985  SH          SOLE                          SOLE
iShares GS$ Investor Corp        COM           464287242      791     7,295  SH          SOLE                          SOLE
Unitedhealth Group Inc           COM           91324P102      789    21,846  SH          SOLE                          SOLE
Bed Bath & Beyond                COM            75896100      742    15,100  SH          SOLE                          SOLE
Tractor Supply Company           COM           892356106      740    15,255  SH          SOLE                          SOLE
Target Corporation               COM           87612E106      731    12,157  SH          SOLE                          SOLE
Cullen Frost Bankers             COM           229899109      727    11,888  SH          SOLE                          SOLE
Coach Inc                        COM           189754104      709    12,810  SH          SOLE                          SOLE
Colgate-Palmolive Co             COM           194162103      700     8,708  SH          SOLE                          SOLE
Abbott Laboratories              COM           002824100      697    14,557  SH          SOLE                          SOLE
Costco Whsl Corp New             COM           22160K105      697     9,650  SH          SOLE                          SOLE
Autodesk Inc                     COM           052769106      688    18,023  SH          SOLE                          SOLE
Amern Tower Corp Class A         COM           029912201      680    13,159  SH          SOLE                          SOLE
Nike Inc Class B                 COM           654106103      674     7,885  SH          SOLE                          SOLE
E M C Corp Mass                  COM           268648102      666    29,068  SH          SOLE                          SOLE
Celgene Corp                     COM           151020104      650    10,984  SH          SOLE                          SOLE
Research In Motion Ltd           COM           760975102      638    10,973  SH          SOLE                          SOLE
Wal Mart Stores Inc Com          COM           931142103      629    11,665  SH          SOLE                          SOLE
iShares Lehman US Aggregate BD   COM           464287226      609     5,755  SH          SOLE                          SOLE
Darden Restaurants Inc           COM           237194105      586    12,610  SH          SOLE                          SOLE
J P Morgan Chase & Co            COM           46625H100      564    13,288  SH          SOLE                          SOLE
Johnson Controls Inc             COM           478366107      556    14,548  SH          SOLE                          SOLE
Adobe Systems Inc                COM           00724F101      521    16,941  SH          SOLE                          SOLE
BB&T Corporation                 COM           054937107      512    19,492  SH          SOLE                          SOLE
Best Buy Inc                     COM           086516101      499    14,553  SH          SOLE                          SOLE
iShares CEF Real Estate          COM           464287739      490     8,763  SH          SOLE                          SOLE
SPDR Gold Trust Shrs             COM           78463V107      490     3,530  SH          SOLE                          SOLE
Duke Energy Corporation          COM           26441C105      478    26,825  SH          SOLE                          SOLE
Ishares Msci Grmny Idx           COM           464286806      457    19,100  SH          SOLE                          SOLE
I-Shares Tr Lehman Tips Bond
  Fund                           COM           464287176      433     4,025  SH          SOLE                          SOLE
Cisco Systems Inc                COM           17275R102      431    21,323  SH          SOLE                          SOLE
Barclays Bank                    COM           06739H776      424    17,000  SH          SOLE                          SOLE
Vanguard Bond Index Fund         COM           921937827      414     5,150  SH          SOLE                          SOLE
Clough Global Oppty Fd           COM           18914E106      404    30,050  SH          SOLE                          SOLE
Partnerre Ltd                    COM           G6852T204      396    16,100  SH          SOLE                          SOLE
Ing Groep Nv                     COM           456837509      385    18,997  SH          SOLE                          SOLE
Exelon Corporation               COM           30161N101      384     9,231  SH          SOLE                          SOLE
Vanguard Specialized Portfol C   COM           921908844      379     7,200  SH          SOLE                          SOLE
Transocean, Inc.                 COM           H8817H100      378     5,442  SH          SOLE                          SOLE
United Parcel Svc Inc CL B       COM           911312106      377     5,196  SH          SOLE                          SOLE
Progress Energy                  COM           743263105      377     8,664  SH          SOLE                          SOLE
3M Company                       COM           88579Y101      375     4,341  SH          SOLE                          SOLE
United Technologies              COM           913017109      374     4,747  SH          SOLE                          SOLE
Bank of America Corp.            COM           060505104      367    27,486  SH          SOLE                          SOLE
Heinz H J Co Com                 COM           423074103      365     7,372  SH          SOLE                          SOLE
Pimco Exch Traded Fund           COM           72201R833      353     3,510  SH          SOLE                          SOLE
Gabelli Divid & Incm Pfd         COM           345395206      346    13,803  SH          SOLE                          SOLE
Vanguard Intl Eqty Index         COM           922042775      339     7,100  SH          SOLE                          SOLE
Ishares Tr Lehman Bd Fd          COM           464288646      334     3,200  SH          SOLE                          SOLE
Proshares Ultrashort Lehman 20   COM           74347R297      322     8,700  SH          SOLE                          SOLE
Vanguard Corp Bond Etf           COM           92206C409      321     4,150  SH          SOLE                          SOLE
Devon Energy Cp New              COM           25179M103      311     3,960  SH          SOLE                          SOLE
Streettracks Series Trust SPDR   COM           78464A722      309     6,713  SH          SOLE                          SOLE
Calamos Strategic Total Return   COM           128125101      307    33,187  SH          SOLE                          SOLE
Hewlett-Packard Company          COM           428236103      299     7,110  SH          SOLE                          SOLE
Stryker                          COM           863667101      289     5,375  SH          SOLE                          SOLE
Pharmaceutical Holdrs Tr Depos   COM           71712A206      286     4,400  SH          SOLE                          SOLE
Vanguard Intermediate Term Bon   COM           921937819      283     3,430  SH          SOLE                          SOLE
Nuveen Qual Pfd Inc Fd           COM           67072C105      279    35,280  SH          SOLE                          SOLE
Vanguard Scottsdale Etf          COM           92206C102      279     4,600  SH          SOLE                          SOLE
Franklin Street Ppty Cp          COM           35471R106      276    19,396  SH          SOLE                          SOLE
Omnicom Group Inc                COM           681919106      276     6,025  SH          SOLE                          SOLE
I-Shares Tr Gs Corp              COM           464287242      268     2,475  SH          SOLE                          SOLE
Dominion Resources Inc VA New    COM           25746U109      268     6,282  SH          SOLE                          SOLE
SunAmerica Focused Alpha         COM           867038101      265    16,838  SH          SOLE                          SOLE
General Elec Cap Corp            COM           369622519      261    10,350  SH          SOLE                          SOLE
Home Depot Inc                   COM           437076102      260     7,405  SH          SOLE                          SOLE
Coca Cola Company                COM           191216100      259     3,943  SH          SOLE                          SOLE
Biotech Holders Tr               COM           09067D201      259     2,600  SH          SOLE                          SOLE
Price T Rowe Tx Fr Hi Yld Fd     COM           741486104      254    24,420  SH          SOLE                          SOLE
Clorox Company                   COM           189054109      250     3,951  SH          SOLE                          SOLE
Nuveen NC Muni Bond Fd R         COM           67065P816      248    24,334  SH          SOLE                          SOLE
iShares MSCI EAFE Fd             COM           464287465      245     4,212  SH          SOLE                          SOLE
Schlumberger, Ltd.               COM           806857108      238     2,854  SH          SOLE                          SOLE
Apple Computer Inc               COM           037833100      234       724  SH          SOLE                          SOLE
Merck & Co Inc                   COM           58933Y105      216     6,005  SH          SOLE                          SOLE
ADR Sanofi-Aventis Spons.        COM           80105N105      208     6,450  SH          SOLE                          SOLE
iShares Russell 2000             COM           464287655      204     2,601  SH          SOLE                          SOLE
Gabelli Dividend & Income Tr 5   COM           36242H203      202     8,075  SH          SOLE                          SOLE
Apex Muni Fund Inc               COM           09254H106      201    23,518  SH          SOLE                          SOLE